LOOMIS SAYLES FUNDS II

February 5, 2021

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II
(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus, dated February 1, 2021, for Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund, and the Statement of Additional Information, also dated February 1, 2021, for Loomis Sayles Credit Income Fund, Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund, Loomis Sayles Limited Term Government and Agency Fund, and Loomis Sayles Strategic Income Fund, each a series of Loomis Sayles Funds II, do not differ from that which is contained in Post-Effective Amendment No. 101 that was filed electronically on January 28, 2021.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary